Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

		September 30, 2020
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$43,058	$—	$—	$43,058
Short-term investments:
U.S. Treasury securities	Level 1	24,992	1	—	24,993
Corporate debt	Level 2	7,895	—	—	7,895

Total assets		$75,945	$1	$—	$75,946

		December 31, 2019
	Valuation Hierarchy	Amortized Costs	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$29,761	$—	$—	$29,761
Commercial paper	Level 2	2,299	—	—	2,299
Short-term investments:
Commercial paper	Level 2	10,972	—	—	10,972
Corporate debt	Level 2	17,357	19	—	17,376
Asset-backed securities	Level 2	4,801	3	—	4,804

Total assets		$65,190	$22	$—	$65,212

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$4,285	$—	$—	$4,285

Total liabilities		$4,285	$—	$—	$4,285

As of September 30, 2020, the remaining contractual maturities for available-for-sale securities were less than one year.

Impairment assessments are made at the individual security level each reporting period. When the fair value of an available-for-sale security is less than its cost at the balance sheet date, a determination is made as to whether the impairment is other-than-temporary and, if it is other-than-temporary, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost and fair value at such date. As of September 30, 2020 and December 31, 2019, none of the Company’s available-for-sale securities were in an unrealized loss position.

Redeemable Convertible Preferred Stock Warrant Liability

The valuation of the Company’s redeemable convertible preferred stock warrant liability contained unobservable inputs that reflected the Company’s own assumptions for which there was little, if any, market activity for at the measurement date. Accordingly, the Company’s redeemable convertible preferred stock warrant liability was measured at fair value on a recurring basis using unobservable inputs and were classified as Level 3 inputs, and any change in fair value of the redeemable convertible preferred stock warrant liability was recognized in the accompanying condensed statements of operations.

Effective on the date of the IPO, the redeemable convertible preferred stock warrants were considered to be indexed to the Company’s stock and now meet the criteria to be classified in equity. The Company remeasured the warrants immediately prior to the IPO. The fair value of the Series A redeemable convertible preferred stock warrants which were converted into common stock warrants was determined using the Black-Scholes option-pricing model and deemed a Level 3 fair value measurement. The fair value of Series B and C redeemable convertible preferred stock warrants which were exercised was determined using the intrinsic method based on the IPO price of $27.00 per share and deemed a Level 2 fair value measurement. Subsequently, the entire redeemable convertible preferred stock warrants liability was reclassified to additional paid-in capital.

The change in fair value of the redeemable convertible preferred stock warrant liability was as follows (in thousands):

Balance at December 31, 2019	$4,285
Change in fair value	93
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants upon the closing of the IPO	(1,252)
Reclassified to additional paid-in capital	(3,126)

Balance at September 30, 2020	$—

4. Fair Value Measurements

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

		December 31, 2018
	Valuation Hierarchy	Amortized Cost	Gross Unrealized Holding Gains		Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$21,889		$—	$—	$21,889
Repurchase agreements	Level 2	6,000		—	—	6,000
Short-term investments:
Government debt	Level 1	13,981		—	(1)	13,980
Commercial paper	Level 2	44,263		—	—	44,263
Corporate debt	Level 2	30,852		—	(36)	30,816
Asset-backed securities	Level 2	20,482		—	(23)	20,459

Total assets		$137,467	$		$(60)	$137,407

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$8,085		$—	$—	$8,085

Total liabilities		$8,085		$—	$—	$8,085

		December 31, 2019
	Valuation Hierarchy	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Aggregate Fair Value
Assets:
Cash equivalents:
Money market funds	Level 1	$29,761	$—	$—	$29,761
Commercial paper	Level 2	2,299	—	—	2,299
Short-term investments:
Commercial paper	Level 2	10,972	—	—	10,972
Corporate debt	Level 2	17,357	19	—	17,376
Asset-backed securities	Level 2	4,801	3	—	4,804

Total assets		$65,190	$22	$—	$65,212

Liabilities:
Redeemable convertible preferred stock warrant liability	Level 3	$4,285	$—	$—	$4,285

Total liabilities		$4,285	$—	$—	$4,285

There were no transfers between levels during the years ended December 31, 2018 and 2019.

The Company’s Level 2 securities are valued using third-party pricing sources. The pricing services utilize industry standard valuation models, including both income and market-based approaches, for which all significant inputs are observable, either directly or indirectly, to estimate fair value. These inputs include reported trades of and broker/dealer quotes on the same or similar securities, issuer credit spreads, benchmark securities, prepayment/default projections based on historical data and other observable inputs.

The Company validates the prices provided by its third-party pricing services by understanding the models used, obtaining market values from other pricing sources and confirming those securities traded in active markets.

As of December 31, 2019, the remaining contractual maturities for available-for-sale securities were less than one year.

For the years ended December 31, 2018 and 2019, interest income was $1.8 million and $2.5 million, respectively.

Impairment assessments are made at the individual security level each reporting period. When the fair value of an available-for-sale security is less than its cost at the balance sheet date, a determination is made as to whether the impairment is other-than-temporary and, if it is other-than-temporary, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost and fair value at such date.

As of December 31, 2018, some of the Company’s available-for-sale securities were in an unrealized loss position. The Company determined that it had the ability and intent to hold the investments until maturity or recovery, thus there was no recognition of any other-than temporary impairment for the year ended December 31, 2018. As of December 31, 2019, none of the Company’s available-for-sale securities were in an unrealized loss position.

The change in fair value of the Company’s redeemable convertible preferred stock warrant liability was as follows (in thousands):

	Years Ended December 31,
	2018	2019
Beginning balance	$7,823	$8,085
Change in fair value of redeemable convertible preferred stock warrant liability	262	(3,800)

Ending balance	$8,085	$4,285

The valuation of the Company’s redeemable convertible preferred stock warrant liability contains unobservable inputs that reflect the Company’s own assumptions for which there is little, if any, market activity for at the measurement date. Accordingly, the Company’s redeemable convertible preferred stock warrant liability is measured at fair value on a recurring basis using unobservable inputs and are classified as Level 3 inputs, and any change in fair value of the redeemable convertible preferred stock warrant liability is recognized in the statements of operations. Refer to Note 9 for the valuation technique and assumptions used in estimating the fair value of the redeemable convertible preferred stock warrant liability.